Digital Assets - Investment of Digital Assets (Details) - Bitcoin	Sep. 30, 2025 bitcoin $ / bitcoin	Dec. 31, 2024 bitcoin $ / bitcoin
Crypto Asset, Holding [Line Items]
Approximate number of bitcoin held (in bitcoins) | bitcoin	5,886	0
Weighted average acquisition cost (in USD per bitcoin)	116,053	0
Fair value per bitcoin (in USD per bitcoin)	114,332	0